Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loss Per Share
Earnings (Loss) Per Share

11. Loss Per Share

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to RSI by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted net loss per share of Class A Common Stock is computed by dividing net loss attributable to RSI, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Business Combination, the membership structure of RSILP included units that had profit interests. The Company analyzed the calculation of net loss per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per share information has not been presented for periods prior to the Closing of the Business Combination on December 29, 2020.

The basic and diluted loss per share for the three months ended March 31, 2021 are as follows (amounts in thousands, except for share and per share amounts):

Numerator:
Net loss	$(76)
Less: Net loss attributable to noncontrolling interests	(59)
Net loss attributable to Rush Street Interactive, Inc. – basic	$(17)
Effect of dilutive securities:
Warrants, net of amounts attributable to noncontrolling interests	(9,569)
Net loss attributable to Rush Street Interactive, Inc. – diluted	$(9,586)
Denominator:
Weighted average common shares outstanding – basic	46,955,262
Weighted average effect of dilutive securities:
Public Warrants(1)	3,770,106
Private Placement and Working Capital Warrants(1)	2,690,120
Weighted average common shares outstanding – diluted	53,415,488

Net loss per Class A common share – basic	$(0.00)
Net loss per Class A common share – diluted	$(0.18)
(1)	Calculated using the treasury stock method.

Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented.

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

RSILP Units(1)	160,000,000
Unvested Restricted Stock Units	2,928,025
(1)

These RSILP Units are held by the Sellers pursuant to the Business Combination, and may be exchanged, subject to certain restrictions, for Class A Common Stock. Upon exchange of an RSILP Unit, a share of Class V Common Stock is cancelled.

13. Earnings (Loss) Per Share

Basic net earnings per share of Class A Common Stock is computed by dividing net earnings attributable to RSI by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted net loss per share of Class A Common Stock is computed by dividing net income attributable to RSI, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Business Combination, the membership structure of RSILP included units which had profit interests. The Company analyzed the calculation of net loss per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these audited consolidated financial statements. Therefore, net earnings per share information has not been presented for periods prior to the Business Combination on December 29, 2020. The basic and diluted earnings (loss)per share for the year ended December 31, 2020 represent only the period of December 29, 2020 to December 31, 2020.

The computation of net earnings per share attributable to RSI and weighted-average shares of the Company’s Class A Common Stock outstanding for the year ended December 31, 2020 are as follows (amounts in thousands, except for share and per share amounts):

Numerator:
Net loss	$(131,645)
Less: Net loss attributable to RSILP prior to the Business Combination	(136,323)
Less: Net income attributable to noncontrolling interests after the Business Combination	3,597
Net income attributable to Rush Street Interactive, Inc. – basic	$1,081
Effect of dilutive securities:
Public, Private Placement and Working Capital Warrants, net of amounts attributable to noncontrolling interests	(1,656)
Net loss attributable to Rush Street Interactive, Inc. – diluted	$(575)
Denominator:
Weighted average common shares outstanding – basic	43,579,704
Weighted average effect of dilutive securities:
Public Warrants(1)	5,481,341
Private Placement and Working Capital Warrants(1)	3,181,561
Weighted average common shares outstanding - diluted	52,242,606

Net income per Class A common share – basic	$0.02
Net loss per Class A common share – diluted	$(0.01)

(1)	Calculated using the treasury stock method.

Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V common stock under the two-class method has not been presented.

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

RSILP Units(1)	160,000,000
Earnout Interests – Class A Common Stock(2)	1,212,813

(1)

These RSILP Units are held by the Sellers, pursuant to the Business Combination, and may be exchanged, subject to certain restrictions, for Class A Common Stock. Upon exchange of an RSILP Unit, a share of Class V Common Stock is cancelled. These amounts include 15,000,000 RSILP Units issued to the Sellers in the Business Combination that remain subject to certain restrictions pending the achievement (if any) of certain earnout targets.

(2)	These Earnout Interests represent the Class A common shares held by the Founder Holders pursuant to the Business Combination.